Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions		$ (1,294)	$ (1,378)	$ (1,468)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	716,713	709,774	696,976
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	708,937	701,674	688,717
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	160,672	158,914	158,231
Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16,376	18,348	15,344
Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	83,494	82,384	74,210
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	29,787	35,050	32,737
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	391,406	380,141	380,977
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	147,827	142,611	148,175
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	42,627	41,092	43,429
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	14,294	13,305	15,161
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	14,116	14,034	14,872
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	146,167	141,139	133,850
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,611	1,392	1,558
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,399	3,695	3,269
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	27,201	26,837	27,219
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,415	2,473	2,569
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	7,775	8,100	8,258
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions		(277)	(301)	(306)
Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	695,609	687,967	673,394
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	687,833	679,868	665,135
Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	160,672	158,914	158,231
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16,333	18,287	15,160
Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	83,494	82,385	74,210
Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	29,787	35,050	32,737
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	371,090	359,130	358,396
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	137,851	132,636	138,769
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	37,950	36,099	37,568
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12,671	11,155	12,658
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	11,753	11,620	11,990
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	146,135	141,112	133,795
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,255	1,063	1,198
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,345	3,663	3,214
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	26,456	26,103	26,401
Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,924	1,961	1,982
Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	7,775	8,100	8,258
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions		(233)	(290)	(333)
Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	18,882	19,371	20,873
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	18,882	19,371	20,873
Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	42	61	184
Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	18,403	18,995	20,341
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,140	9,118	8,448
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	4,663	4,979	5,838
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,229	1,673	2,029
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,814	1,886	2,254
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	327	301	330
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	38	16	43
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	436	314	348
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	197	107	137
Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Total ECL allowances and provisions		(784)	(787)	(829)
Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,222	2,436	2,709
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,222	2,436	2,709
Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,913	2,016	2,240
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	836	857	959
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	14	15	23
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	395	477	474
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	549	527	628
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	32	27	55
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	28	28	30
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16	15	12
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	309	420	469
Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	295	405	450
Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,085)	(1,133)	(1,211)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,085)	(1,133)	(1,211)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(8)	(12)	(16)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(3)	(3)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(950)	(993)	(1,060)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(139)	(158)	(166)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(49)	(56)	(63)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(246)	(271)	(279)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(291)	(283)	(310)
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(35)	(34)	(36)
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(34)	(33)	(38)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(103)	(101)	(106)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(124)	(125)	(133)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(103)	(104)	(108)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(163)	(180)	(187)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(163)	(180)	(187)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(6)	(8)	(9)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(3)	(3)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(124)	(138)	(142)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(26)	(37)	(35)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(17)	(15)	(15)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(20)	(28)	(27)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(20)	(19)	(19)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(6)	(5)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(9)	(9)	(11)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)	(5)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(30)	(32)	(34)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(23)	(26)	(27)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(166)	(195)	(229)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(166)	(195)	(229)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)	(3)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(156)	(184)	(215)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(76)	(86)	(93)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(32)	(41)	(44)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(19)	(28)	(40)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(19)	(19)	(23)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(9)	(8)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(9)	(7)	(9)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(6)	(4)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(757)	(758)	(795)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(757)	(758)	(795)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(670)	(671)	(703)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(37)	(35)	(39)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	(4)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(207)	(216)	(212)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(253)	(246)	(268)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(29)	(30)	(31)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(16)	(16)	(16)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(98)	(96)	(101)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(86)	(86)	(90)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(74)	(75)	(76)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 0	$ 0	$ 0

[1]	The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.